Income (Loss) Per Limited Partner Unit (Schedule of Antidilutive Securities Excluded from Computations of Earnings Per Share) (Details)	12 Months Ended	7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended				7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Successor Restricted Non-Vested Common Units	Dec. 31, 2012 Successor Restricted Non-Vested Common Units	Dec. 31, 2011 Successor Restricted Non-Vested Common Units	Dec. 31, 2010 Successor Common Unit Options	Dec. 31, 2012 Successor Common Unit Options	Dec. 31, 2011 Successor Common Unit Options	Dec. 31, 2010 Successor Phantom Units	Dec. 31, 2012 Successor Phantom Units		Dec. 31, 2011 Successor Phantom Units		Dec. 31, 2010 Successor Series A Preferred Units	Dec. 31, 2012 Successor Series A Preferred Units	Dec. 31, 2011 Successor Series A Preferred Units	May 25, 2010 Predecessor Restricted Non-Vested Common Units	May 25, 2010 Predecessor Common Unit Options	May 25, 2010 Predecessor Phantom Units		May 25, 2010 Predecessor Series A Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share		0	0	0	259,650	0	0	366,489 [1]	0	[1]	0	[1]	4,584,192	0	0	396,918	298,400	369,346	[1]	4,584,192
General partner percentage allocation of income until made whole for net losses allocatted to it in prior years	100.00%

[1]	Amount assumes maximum conversion rate for market condition awards.